PREPAID EXPENSES AND OTHER CURRENT ASSETS	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 3 - PREPAID EXPENSES AND OTHER CURRENT ASSETS

The components of prepaid expenses and other current assets at September 30, 2024 and December 31, 2023, consisted of the following:

	September 30, 2024	December 31, 2023
Prepaid expenses	$6,498	$6,126
Prepaid advertisement	146,500	146,500
Prepaid insurance	-	86,413
Other receivables	-	13,060
Prepaid expenses and other current assets	$152,998	$252,099

NOTE 3 - PREPAID EXPENSES AND OTHER CURRENT ASSETS

The components of prepaid expenses and other current assets at December 31, 2023 and 2022, consisted of the following:

	December 31, 2023	December 31, 2022
Prepaid expenses	$6,126	$40,860
Prepaid advertisement	146,500	200,000
Employee advance	-	8,500
Prepaid insurance	86,413	3,302
Other receivables	13,060	2,886
Prepaid expenses and other current assets	$252,099	$255,548